Note 4 - Advances for Vessels Under Construction	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]
4.	Advances for vessels under construction

On January 28, 2022, the Company signed a contract for the construction of two eco-design fuel efficient feeder containerships. The vessels have a carrying capacity of about 2,800 teu each and were built at Hyundai Mipo Dockyard Co. in South Korea. The first vessel named M/V “Tender Soul” was delivered to the Company on February 6, 2024 and the second vessel named “Leonidas Z” was delivered to the Company on April 25, 2024. The total consideration paid for these two shipbuilding contracts amounted to $88.4 million. The Company paid another $5.2 million for costs relating to the construction and to make the vessels available for use, as well as capitalized interest costs. The cost of the two shipbuilding contracts was financed with a combination of own cash and a sale and leaseback financing transaction of $27 million for the first vessel and a bank loan of $22 million for the second vessel (refer to Note 9).

On March 18, 2022, the Company signed a contract for the construction of three 1,800 teu eco-design fuel efficient feeder containerships. The vessels have a carrying capacity of about 1,800 teu each and were built at Hyundai Mipo Dockyard Co. in South Korea. The first vessel named M/V “Monica” was delivered to the Company on May 13, 2024, the second vessel named M/V “Stephania K” was delivered to the Company on June 28, 2024 and the third vessel named M/V “Pepi Star” was delivered to the Company on July 19, 2024. The total consideration paid for these three shipbuilding contracts amounted to $102.6 million. The Company paid another $6.7 million for costs relating to the construction and to make the vessels available for use, as well as capitalized interest costs. The cost of newbuilding contract of these three vessels was financed with a combination of own cash and bank loans of $22.5 million, $22.5 million and $20.4 million, respectively for each vessel (refer to Note 9).

On May 20, 2022, the Company exercised its option to proceed with the construction of two additional eco-design fuel efficient containerships. The vessels have a carrying capacity of about 2,800 teu each and were built at Hyundai Mipo Dockyard Co. in South Korea. The total consideration paid for these two newbuilding contracts amounted to $89.3 million. The Company paid another $5.1 million for costs relating to the construction and to make the vessels available for use, as well as capitalized interest costs.. The first vessel named M/V “Dear Panel” was delivered to the Company on January 7, 2025 and the second vessel named “Symeon P.” was delivered to the Company on January 8, 2025. The cost of newbuilding contract of these two vessels was financed with a combination of own cash and bank loans of $26 million for each vessel (see Note 9).

On June 28, 2024, the Company signed two contracts for the construction of two additional eco-design fuel efficient containerships. The vessels will have a carrying capacity of about 4,300 teu each and will be built at Jiangsu Yangzi Xinfu Shipbuilding CO., Ltd., in China. The two newbuildings are scheduled to be delivered in the third and fourth quarter of 2027. The total contracted consideration for these two newbuilding contracts is approximately $120.5 million. For the years ended December 31, 2024 and 2025, the Company paid $18.1 million and nil, respectively, related to shipyard installments for the construction of these two vessels.

On June 28, 2024, two subsidiaries, which were consolidated by the Company on July 28, 2025, entered into two contracts for the construction of two additional eco-design fuel-efficient containerships. The vessels will have a carrying capacity of about 4,300 teu each and will be built at Jiangsu Yangzi Xinfu Shipbuilding CO., Ltd., in China. The two newbuildings are scheduled to be delivered in the first and second quarter of 2028. The total contracted consideration for these two newbuilding contracts is approximately $118.5 million. For the year ended December 31, 2025, the Company paid $17.8 million, related to shipyard installments for the construction of these two vessels.

On December 16, 2025, the Company signed two contracts for the construction of two additional eco-design fuel efficient containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Huanghai Shipbuilding CO., Ltd., in China. The two newbuildings are scheduled to be delivered in the second and third quarter of 2028. The total contracted consideration for these two newbuilding contracts is approximately $92.7 million. For the year ended December 31, 2025, the Company did not pay any installments to the shipyard for the construction of these two vessels.

Advances for vessels under construction of $56.9 million and $35.9 million as of December 31, 2024 and 2025, respectively, are included in the consolidated balance sheets and relate mainly to progress payments according to the agreements entered into with the shipyards, capitalized interest as well as legal and other costs related to the construction. See Note 11 for the outstanding commitments to the shipyard. The Company intends to finance the cost of all newbuilding contracts with a combination of debt and own cash.

The amounts in the accompanying consolidated balance sheets are as follows:

Costs
Balance, January 1, 2024	85,375,650
Advances for vessels under construction	174,393,927
Newbuilding vessel “Tender Soul” delivered during the period	(47,009,176)
Newbuilding vessel “Leonidas Z” delivered during the period	(46,605,050)
Newbuilding vessel “Monica” delivered during the period	(36,412,230)
Newbuilding vessel “Stephania K” delivered during the period	(36,505,480)
Newbuilding vessel “Pepi Star” delivered during the period	(36,312,978)
Balance, December 31, 2024	56,924,663
Advances for vessels under construction	73,406,960
Newbuilding vessel “Symeon P” delivered during the period	(47,284,892)
Newbuilding vessel “Dear Panel” delivered during the period	(47,155,795)
Balance, December 31, 2025	35,890,936